OTHER EXPENSES/(INCOME), NET - Schedule of Other Expenses, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Other expenses	€ 13,666	€ 25,067	€ 14,288
Other income	(8,105)	(6,592)	(9,297)
Other expenses, net	€ 5,561	€ 18,475	€ 4,991